Thirdline Real Estate Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (unaudited)

Number
of Shares		Value
	PRIVATE DIRECT REAL ESTATE INVESTMENTS[3] - 51.3%
	DEBT - 4.9%
-	PDOFQ2 22 Livingston Side Car, LLC[1,6,7]	$3,000,000

	LLC Interests - 12.9%
-	Baywoods Road Owner, LLC[1,6,7]	2,000,000
-	Cook MHP Owner, LLC[1,6]	804,779
-	Excelsior Sandy Springs CIV, LLC[1,6,7]	609,629
-	Excelsior Stephenson Medical CIV, LLC[1,6,7]	644,453
-	GMF Granite Manager, LLC[1,6]	443,248
-	Old Courthouse Owner, LLC[1,6,7]	1,401,420
-	Riverwalk Acquisitions, LLC[1,6,7]	2,027,425
		7,930,954

	MEZZANINE DEBT - 4.4%
-	E 79th Street Mess Select, LP1,7	1,287,500
-	Premier Lexington Park, LLC, 9.00%, 03/31/2032[1]	1,460,000
		2,747,500

	PREFERRED EQUITY - 29.1%
-	3985 N Stone Ave, LLC[1]	2,000,000
4,000,000	Beacon Partners Fund II, LP - Preferred [4]	4,079,781
-	Detroit Portfolio Class A, LLC[1,6,7]	2,500,000
-	FC Starcast SA Investors, LLC[1,6,7]	2,000,000
-	Golfview JV, LLC - Class B, [1,7]	2,394,786
-	NW Houston, LLC[1,7]	1,035,000
-	Plymouth Heritage Apts. JV, LLC - Class B, [1,7]	2,501,084
-	River Mill Self Storage, LLC[1,6,7]	1,400,000
		17,910,651

	SPONSOR PROFITS INTEREST - 0.0%
-	Premier Lexington Park, LLC - Class B1,6	-

	TOTAL PRIVATE DIRECT REAL ESTATE INVESTMENTS
	(Cost $31,377,071)	31,589,105

	PRIVATE REAL ESTATE INVESTMENT FUNDS - 51.6%
-	Barings Real Estate Debt Income Fund LP1,4	$4,576,204
2,847	CBRE U.S. Credit Partners, LP1,4	3,077,970
-	CMMPT-2, LP1,4	994,916
-	Goodman Capital Liquid Strategy Fund I, LLC[1,4]	6,055,759
2,984	Heitman Core Real Estate Income Trust[4]	2,851,258
-	IFM USIDF (Offshore) Class B, LP1,4	2,694,482
-	Infinity Re Impact III, LP1,4	1,683,332
150	Kairos Credit Strategies REIT, Inc. - Common[4]	1,526,569
-	Kayne Anderson Real Estate Debt IV, LP1,4	1,213,158
-	Oak Street Real Estate Capital[1,4]	1,004,155
98,001	Peachtree SSC Mortgage REIT, LLC[4]	2,456,376
76,190	Sandpiper Lodging Trust - Class A - Common[3]	1,024,682
2,533	TCM CRE Credit Fund, LP4	2,573,153
	TOTAL PRIVATE REAL ESTATE INVESTMENT FUNDS
	(Cost $31,189,121)	31,732,014

Thirdline Real Estate Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (unaudited)

Number
of Shares		Value
	PREFERRED STOCKS -1.7%
	ENERGY & INFRASTRUCTURE - 0.1%
2,500	Energy Transfer LP, 9.860%	$63,875

	REAL ESTATE - 1.0%
3,500	Agree Realty Corp., 4.250%	65,030
2,500	American Homes 4 Rent, 5.875%	60,400
3,000	Brookfield Property Partners LP, 5.750%	41,250
2,500	Digital Realty Trust, Inc., 5.200%	53,900
2,500	Federal Realty Investment Trust, 5.000%[5]	53,725
2,500	Kimco Realty Corp., 5.125%[5]	58,750
1,000	Mid-America Apartment Communities, Inc., 8.500%	55,000
3,500	Public Storage, 3.900%[5]	66,395
2,500	Rexford Industrial Realty, Inc., 5.625%[5]	54,575
100	Simon Property Group, Inc., 8.375%	5,757
2,000	Spirit Realty Capital, Inc., 6.000%	44,660
3,500	Vornado Realty Trust, 4.450%	47,180
		606,622

	UTILITIES - 0.6%
2,000	Algonquin Power & Utilities Corp., 6.875%	50,840
2,500	CMS Energy Corp., 4.20%	45,325
3,000	DTE Energy Co., 4.375%	63,510
2,500	Duke Energy Corp., 5.750%	62,000
2,500	Sempra Energy, 5.750%[5]	60,250
3,000	Southern Co/The, 4.200%[5]	62,970
		344,895
	TOTAL PREFERRED STOCKS
	(Cost $1,001,875)	1,015,392

Thirdline Real Estate Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (unaudited)

Number
of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 0.2%
	CALL OPTIONS - 0.0%
	iShares Preferred & Income Securities ETF*
500	Exercise Price: $33.00, Notional Amount: $1,650,000, Expiration Date: October 20, 2023	2,500
	iShares Preferred & Income Securities ETF*
700	Exercise Price: $34.00, Notional Amount: $2,380,000, Expiration Date: October 20, 2023	3,500
	iShares Preferred & Income Securities ETF*
500	Exercise Price: $33.00, Notional Amount: $1,650,000, Expiration Date: January 19, 2024	7,500
	TOTAL CALL OPTIONS
	(Cost $42,994)	13,500

	PUT OPTIONS — 0.2%
	iShares Preferred & Income Securities ETF*
200	Exercise Price: $28.00, Notional Amount: $560,000, Expiration Date: July 21, 2023	1,000
	iShares Preferred & Income Securities ETF*
100	Exercise Price: $29.00, Notional Amount: $290,000, Expiration Date: July 21, 2023	500
	SPDR S&P 500 ETF Trust*
200	Exercise Price: $420.00, Notional Amount: $8,400,000, Expiration Date: August 18, 2023	39,700
	SPDR S&P 500 ETF Trust*
200	Exercise Price: $400.00, Notional Amount: $8,000,000, Expiration Date: September 15, 2023	39,000
	TOTAL PUT OPTIONS
	(Cost $190,639)	80,200

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $233,633)	93,700

Number
of Shares		Value
	SHORT-TERM INVESTMENTS - 1.3%
816,673	Federated Hermes U.S. Treasury Cash Reserves 4.92% [2,5]	816,673
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $816,673)

	TOTAL INVESTMENTS - 106.1% (cost $64,618,373)	65,246,884
	Liabilities in Excess of Other Assets - (6.1%)	(3,721,021)
	TOTAL NET ASSETS - 100.0%	$61,525,863

Thirdline Real Estate Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (unaudited)

Number
of Contracts		Value
	WRITTEN OPTIONS CONTRACTS
	PUT OPTIONS - (0.1)%
	SPDR S&P 500 ETF Trust*
(200)	Exercise Price: $412.00, Notional Amount: $(8,240,000), Expiration Date: August 18, 2023	(28,700)
	SPDR S&P 500 ETF Trust*
(200)	Exercise Price: $390.00, Notional Amount: $(7,800,000), Expiration Date: September 15, 2023	(29,700)
	TOTAL PUT OPTIONS
	(Premiums $135,719)	(58,400)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Premiums $135,719)	$(58,400)

*	Non-Income Producing
[1]	Investment does not issue or provide shares.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Represents fair value as determined by the Fund's Board of Trustees (the "Board"), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $32,613,787 or 53.8% of net assets, were fair valued under the Fund's valuation procedures and classified as Level 3 within the three tier fair value hierarchy as of June 30, 2023.
[4]	These investments are valued at the net asset value as practical expedient in accordance with the Fund's valuation policies.

[5]	All or a portion of this security is segregated as collateral for written options. The value of the securities pledged as collateral was $378,975 which represents 0.6% of total net assets of the Fund.
[6]	Income is variable because it is distributed according to a cascading structure made up of sequential tiers.
[7]	Affiliated company.

Thirdline Real Estate Income Fund
SUMMARY OF INVESTMENTS
As of June 30, 2023 (unaudited)

Percent of Total
Security Type	Net Assets
Preferred Stocks
Energy & Infrastructure	0.1%
Real Estate	1.0%
Utilities	0.6%
Private Direct Real Estate Invesmtents	51.3%
Private Real Estate Investment Funds	51.6%
Purchased Options Contracts	0.2%
Short-Term Investments	1.3%
Total Investments	106.1%
Liabilities in Excess of Other Assets	(6.1)%
Total Net Assets	100.0%

Thirdline Real Estate Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (unaudited)

Securities With Restrictions On Redemptions[a]	Redemptions Permitted	Redemption Notice Period	Unfunded Commitments	Cost	Fair Value	Original Acquisition Date	Percentage of Net Assets

3985 N Stone Ave, LLC	Not Permitted	N/A	$-	$2,000,000	$2,000,000	7/20/2022	3.3%
Barings Real Estate Debt Income Fund LP [b,d]	Quarterly	90 Days	556,332	4,443,668	4,576,204	12/13/2021	7.5%
Baywoods Road Owner, LLC	Not Permitted	N/A	-	2,000,000	2,000,000	5/10/2022	3.3%
Beacon Partners Fund II, LP REIT [d]	Not Permitted	N/A	-	4,000,000	4,079,781	11/30/2021	6.7%
CBRE U.S. Credit Partners LP	Quarterly	60 Days	-	3,000,000	3,077,970	7/7/2022	5.1%
CMMPT-2, LP [d,f]	Quarterly	90 Days	-	1,000,000	994,916	4/18/2022	1.6%
Cook MHP Owner, LLC	Not Permitted	N/A	-	794,871	804,779	4/8/2022	1.3%
Detroit Portfolio Class A, LLC	Not Permitted	N/A	-	2,500,000	2,500,000	10/5/2022	4.1%
E 79th Street Mess Select LP	Not Permitted	N/A	3,862,500	1,287,500	1,287,500	10/27/2022	2.1%
Excelsior Sandy Springs CIV, LLC	Not Permitted	N/A	-	575,000	609,629	2/17/2022	1.0%
Excelsior Stephenson Medical CIV, LLC	Not Permitted	N/A	-	650,000	644,453	10/6/2021	1.1%
FC Starcast SA Investors, LLC	Not Permitted	N/A	-	2,000,000	2,000,000	12/7/2022	3.3%
GMF Granite Partners, LLC	Not Permitted	N/A	-	438,830	443,248	4/1/2022	0.7%
Golfview JV, LLC - Class B	Not Permitted	N/A	-	2,394,786	2,394,786	1/6/2022	3.9%
Goodman Capital Liquid Strategy Fund I, LLC[d]	Not Permitted	N/A	-	6,000,000	6,055,759	4/14/2022	10.0%
Heitman Core Real Estate Income Trust [d,e]	Quarterly	90 Days	-	3,000,000	2,851,258	4/4/2022	4.7%
IFM USIDF (OFFSHORE) Class B, LP	Quarterly	60 Days	2,443,919	2,556,081	2,694,482	10/3/2022	4.4%
Infinity Re Impact III, LP [d]	Not Permitted	N/A	1,299,663	1,700,337	1,683,332	6/10/2022	2.8%
Kairos Credit Strategies REIT, Inc. [c,d]	Quarterly	90 Days	-	1,500,357	1,526,569	9/30/2021	2.5%
Kayne Anderson Real Estate Debt IV, LPd	Not Permitted	N/A	804,070	1,195,930	1,213,158	11/1/2021	2.0%
NW Houston, LLC	Not Permitted	N/A	-	1,035,000	1,035,000	7/21/2022	1.7%
Oak Street Real Estate Capital	Quarterly	60 Days	-	1,000,000	1,004,155	7/28/2022	1.7%
Old Courthouse Owner, LLC	Not Permitted	N/A	-	1,300,000	1,401,420	2/8/2022	2.3%
PDOFQ2 22 Livingston Side Car, LLC	Not Permitted	N/A	-	3,000,000	3,000,000	9/28/2022	4.9%
Peachtree SSC Mortgage REIT, LLC [d,g]	No Restrictions	None	-	2,442,748	2,456,376	5/18/2022	4.0%
Plymouth Heritage Apts. JV, LLC - Class B	Not Permitted	N/A	-	2,501,084	2,501,084	12/30/2021	4.1%
Premier Lexington Park, LLC	Not Permitted	N/A	-	1,500,000	1,460,000	3/31/2022	2.4%
Premier Lexington Park, LLC - Class B	Not Permitted	N/A	-	-	-	3/31/2022	0.0%
River Mill Self Storage, LLC	Not Permitted	N/A	600,000	1,400,000	1,400,000	12/22/2022	2.3%
Riverwalk Acquisitions, LLC	Not Permitted	N/A	-	2,000,000	2,027,425	6/14/2022	3.3%
Sandpiper Lodging Trust[d]	Not Permitted	N/A	-	800,000	1,024,682	9/30/2021	1.7%
TCM CRE Credit Fund, LPd	Quarterly	90 Days	-	2,550,000	2,573,153	10/1/2021	4.2%
Totals			$9,566,484	$62,566,192	$63,321,119		104.4%

[a]	Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

[b]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 3-year lock up period expiring 12/13/2024.
[c]	The Fund is limited to redemptions of 5% of the Fund NAV per quarter and 20% annually, and the company can delay or suspend these redemptions at their sole discretion. There are no redemptions for an investor in their first year of investment.

[d]	The Fund indirectly bears fees and expenses as an investor in the Private Real Estate Investment Funds. Each investor of each Private Real Estate Investment Fund will pay the investment manager of the Private Real Estate Investment Fund a management fee. The fee rate varies and ranges from 0.75% to 2.00% per annum of the NAV of that Private Real Estate Investment Fund. Additionally, the investment manager of each Private Real Estate Investment Fund may generally receive a contingent incentive fee/allocation from each investor ranging from 10% to 100% of net new realized appreciation of that Private Real Estate Investment Fund over a return hurdle rate ranging from 6.0% to 12.0% as of the end of each performance period for which an incentive fee/allocation is calculated.
[e]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 1-year lock up period expiring 4/3/2024 and Redemption Interests will be redeemed in 20% quarterly increments following the Redemption Effective Date.
[f]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 2-year lock up period expiring 4/17/2024.
[g]	The Fund will not redeem more than 5% of the Fund NAV in a calendar year, redemptions are subject to availability of distributable cash as determined by the Company.

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund
Investments in Affiliated Issuers*
As of June 30, 2023 (unaudited)

				Net	Prior Year		Change in
	Value			Realized	Unrealized		Unrealized
Fund/Security	Beginning		Sales	Gain	Appreciation	Return of	Appreciation	Value End
Description	of Period	Purchases	Proceeds	(Loss)	(Depreciation)	Capital	(Depreciation)	of Period
Baywoods Road Owner, LLC [1]	$2,000,000		$-	$-	$-	$-	$-	$2,000,000
Detroit Portfolio Class A, LLC	$2,500,000		-	-	-	-	-	$2,500,000
E 79th Street Mess Select, LP	$1,287,500		-	-	-	-	-	$1,287,500
Excelsior Sandy Springs CIV, LLC	$578,174		-	-	-	-	31,455	$609,629
Excelsior Stephenson Medical CIV, LLC	$643,545		-	-	-	-	908	$644,453
FC Starcast SA Investors, LLC [1]	$2,000,000		-	-	-	-	-	$2,000,000
Golfview JV, LLC - Class B [1]	$2,394,786		-	-	-	-	-	$2,394,786
NW Houston, LLC	$1,035,000		-	-	-	-	-	$1,035,000
Old Courthouse Owner, LLC	$1,307,853		-	-	-	-	93,567	$1,401,420
PDOFQ2 22 Livingston Side Car, LLC [1]	$3,000,000		-	-	-	-	-	$3,000,000
Plymouth Heritage Apts. JV, LLC - Class B [1]	$2,501,437		-	-	-	(399)	46	$2,501,084
River Mill Self Storage, LLC [1]	$1,300,000	100,000	-	-	-	-	-	$1,400,000
Riverwalk Acquisitions, LLC	$2,027,123		-	-	-	-	302	$2,027,425
Total	$22,575,418	$100,000	$-	$-		$(399)	$126,278	$22,801,297

*	An affiliated issuer is an entity which the Fund has ownership of at least 5% of the voting securities in an underlying fund.
[1]	The Fund has ownership greater than 25% in the underlying fund.